Details of Gold Fields Non-Executive Director Share Plan (Detail) (The GF Non Executive Director Share Plan)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ZAR	Dec. 31, 2013	Dec. 31, 2012
Number of Options
Beginning Balance	36,700	36,700	0	0
Exercised and released	(36,700)	(36,700)
Ending Balance			0	0
Average option price
Average price, at beginning of year	$ 11.76	79.37
Exercised and released	$ 10.99	79.37
Average price, at end of year